Related party transactions (Tables)	12 Months Ended
Dec. 31, 2018
Related Party [Abstract]
Disclosure of transactions between related parties
For the year ended December 31, 2018 and 2017, related party transactions and balances with the Corporation's 10% owned equity accounted investee, Synergy Ballard JVCo, were as follows:

Balances with related party - Synergy Ballard JVCo	2018	2017
Trade and other receivables	$481	$1,415
Investments	—	676
Deferred revenue	2,021	2,973

Transactions during the year with related party - Synergy Ballard JVCo	2018	2017
Revenues	$17,547	$30,916

30.	Related party transactions (cont'd):
For the year ended December 31, 2018 and 2017, related party transactions and balances with the Corporation's 49% owned equity accounted investee, Weichai Ballard JV, were as follows:

Balances with related party - Weichai Ballard JV	2018	2017
Trade and other receivables	$1,123	$—
Investments	13,989	—
Deferred revenue	8,875	—

Transactions during the year with related party - Weichai Ballard JV	2018	2017
Revenues	$1,248	$—
Key management personnel compensation is comprised of:

	2018	2017
Salaries and employee benefits	$2,869	$3,420
Post-employment retirement benefits	49	52
Termination benefits	12	516
Share-based compensation (note 20)	1,353	1,749
	$4,283	$5,737